Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information
Entity Registrant Name	Hutchison China MediTech Ltd
Entity Central Index Key	0001648257
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Ordinary Shares, Outstanding	66,447,037
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY